COVID-19-RELATED GOVERNMENT ASSISTANCE (Details) € in Millions	12 Months Ended
Dec. 31, 2020 EUR (€)
COVID-19
Government Assistance [Line Items]
Proceeds from government grants deducted from employee benefit expenses	€ 22